First Trust International Equity Opportunities ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
IPOX® International Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.98%	(1.34%)	10.08%	8.20%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%	6.75%
First Trust International Equity Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.15%	(2.19%)	9.16%	7.32%
Performance Inception Date	Nov. 04, 2014
First Trust International Equity Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.77%	(2.51%)	8.73%	6.89%
First Trust International Equity Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.47%	(1.80%)	7.27%	5.72%